Related Party Transactions - Significant Transactions with Related Parties Included in Determination of Net Income (Detail) $ in Thousands, ₨ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Related Party Transaction [Line Items]
Related party transaction revenues	₨ 3,227,962.6	$ 37,784,800	₨ 2,781,926.2	₨ 1,689,526.7
Interest And Dividend Income Operating	(1,254,947.4)	(14,689,800)	(997,405.6)	(615,108.9)
Related party transaction non-interest expense	(1,265,631.4)	(14,814,900)	(1,069,242.4)	(468,779.4)
Interest Expenses-Others	(2,810.8)	(32,900)	(3,815.9)	(698.7)
Principal Owner
Related Party Transaction [Line Items]
Interest And Dividend Income Operating	0.0		(30.6)	(95.3)
Interest Expenses-Others	0.0		0.0	0.0
Non-interest revenue-Others	0.0		0.0	0.0
Principal Owner | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	0.0		1,670.2	5,888.2
Principal Owner | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	0.0		0.0	0.0
Principal Owner | Non-interest expense-Administrative and other
Related Party Transaction [Line Items]
Related party transaction non-interest expense	0.0		(2,424.6)	(8,631.1)
Principal Owner | Non-interest expense-Premises and equipment
Related Party Transaction [Line Items]
Related party transaction non-interest expense	0.0		(0.5)	(15.6)
Others
Related Party Transaction [Line Items]
Interest And Dividend Income Operating	(29.0)		(115.4)	(606.1)
Interest Expenses-Others	(856.4)		(514.7)	0.0
Non-interest revenue-Others	0.0		78.0	0.0
Others | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	6,996.6		8,205.3	26,766.6
Others | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	732.0		3,242.9	0.1
Others | Non-interest expense-Administrative and other
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(2,179.8)		(4,140.1)	(5,524.8)
Others | Non-interest expense-Premises and equipment
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(1.2)		(1.2)	0.0
Related Party
Related Party Transaction [Line Items]
Interest And Dividend Income Operating	(29.0)	(300)	(146.0)	(701.4)
Interest Expenses-Others	(856.4)	(10,000)	(514.7)	0.0
Non-interest revenue-Others	0.0	0	78.0	0.0
Related Party | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	6,996.6	81,900	9,875.5	32,654.8
Related Party | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	732.0	8,600	3,242.9	0.1
Related Party | Non-interest expense-Administrative and other
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(2,179.8)	(25,500)	(6,564.7)	(14,155.9)
Related Party | Non-interest expense-Premises and equipment
Related Party Transaction [Line Items]
Related party transaction non-interest expense	₨ (1.2)	$ 0	₨ (1.7)	₨ (15.6)